Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Summary Of Share Option Activity Under The Stock Option Plan
A summary of Elbit Systems’ share option activity under the stock option plan is as follows:

	2013		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding – beginning of the year	1,385,492	$36.95	1,450,890	$37.07	1,635,305	$35.96
Granted	21,000	39.60	30,000	35.21	63,300	50.74
Exercised	(1,094,592)	33.61	(69,898)	33.19	(226,965)	32.41
Forfeited	(44,300)	53.47	(25,500)	51.83	(20,750)	42.33
Outstanding – end of the year	267,600	$48.09	1,385,492	$36.95	1,450,890	$37.07
Options exercisable at the end of the year	190,300	$50.04	1,271,266	$36.07	1,292,806	$35.17

Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices
The options outstanding as of December 31, 2013, have been separated into ranges of exercise prices, as follows:

	Options outstanding			Options exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
$33.10 - $63.85	267,600	1.42	$48.09	190,300	$50.04

Compensation Expenses Before Tax
The expenses before tax were recorded as follows:

	Year ended December 31,
	2013	2012	2011
Cost of revenues	$259	$1,785	$924
R&D and marketing expenses	62	425	458
General and administration expenses	119	818	614
	$440	$3,028	$1,996

Weighted Average Exercise Price And Fair Value Of Options Granted
The weighted average exercise price and fair value of options granted during the years ended December 31, 2013, 2012 and 2011 were:

	Less than market price Year ended December 31,
	2013	2012	2011
Weighted average exercise price per share	$39.60	$35.21	$50.74
Weighted average fair value per share on grant date	$9.74	$8.45	$12.12

Computation Of Basic And Diluted Net Earnings Per Share
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2013			Year ended December 31, 2012			Year ended December 31, 2011
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$183,417	42,139	$4.35	$167,879	42,190	$3.98	$90,288	42,764	$2.11

Effect of dilutive securities:
Employee stock options	—	156		—	87		—	367
Diluted net earnings	$183,417	42,295	$4.34	$167,879	42,277	$3.97	$90,288	43,131	$2.09

(*) In thousands